Transactions with Related Parties, Loan Agreements (Details) $ in Thousands											1 Months Ended	5 Months Ended	9 Months Ended
	Sep. 27, 2017 Payment	Aug. 22, 2017 USD ($)	May 24, 2017 USD ($)	Apr. 10, 2017 shares	Dec. 21, 2016 shares	Dec. 14, 2016 USD ($)	Dec. 13, 2016 shares	Nov. 23, 2016 shares	Oct. 04, 2016 USD ($) Payment	Aug. 10, 2016 shares	Dec. 31, 2016 USD ($)	Jun. 27, 2017 shares	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)	Mar. 28, 2017 USD ($)	Nov. 28, 2016 USD ($)
Loan Agreement [Abstract]
Proceeds from draw down													$ 34,500	$ 0
Issuance of common stock (in shares) | shares				125,000	1,300,000		10,000,000	1,305,000		1,180,000		2,782,136
Balance outstanding											$ 208,798		199,691
Jelco [Member] | Loan Agreement Dated October 4, 2016 [Member]
Loan Agreement [Abstract]
Face amount									$ 4,150							$ 12,800
Proceeds from draw down											$ 12,800
Number of bullet payments | Payment									1
Percentage of net offering proceeds required to be paid upon completion of public offering									25.00%
Prepayment necessary upon delivery of M/V Knightship									$ 1,900
Prepayment necessary to decrease margin on variable rate									$ 5,000
Prepayment made upon delivery of M/V Knightship						$ 1,900
Prepayment made upon completion of public offering						5,000
Mandatory prepayment made based on percentage of net offering proceeds						3,430
Voluntary prepayment made						$ 1,570
Balance outstanding													$ 5,900
Jelco [Member] | Loan Agreement Dated October 4, 2016 [Member] | Minimum [Member]
Loan Agreement [Abstract]
Maturity date													Feb. 28, 2018
Number of months maturity date can be extended from final drawdown date													14 months
Jelco [Member] | Loan Agreement Dated October 4, 2016 [Member] | Maximum [Member]
Loan Agreement [Abstract]
Maturity date													Feb. 28, 2019
Number of months maturity date can be extended from final drawdown date													26 months
Jelco [Member] | Loan Agreement Dated October 4, 2016 [Member] | LIBOR [Member]
Loan Agreement [Abstract]
Margin on variable rate						7.00%							9.00%
Decrease in margin on variable rate if prepayment is made						2.00%			2.00%
Increase in margin on variable rate if maturity date is extended									1.50%
Jelco [Member] | Loan Agreement Dated March 28, 2017 [Member]
Loan Agreement [Abstract]
Borrowing capacity															$ 47,500
Jelco [Member] | Loan Agreement Dated May 24, 2017 [Member]
Loan Agreement [Abstract]
Maturity date													May 24, 2019
Proceeds from draw down			$ 16,200
Frequency of periodic payment													Quarterly
Number of bullet payments | Payment	1
Balance outstanding													$ 11,450
Jelco [Member] | Loan Agreement Dated May 24, 2017 [Member] | Maximum [Member]
Loan Agreement [Abstract]
Maturity date													May 24, 2020
Borrowing capacity			$ 16,200
Jelco [Member] | Loan Agreement Dated May 24, 2017 [Member] | Due September 29, 2017 [Member]
Loan Agreement [Abstract]
Mandatory repayment		$ 4,750
Jelco [Member] | Loan Agreement Dated May 24, 2017 [Member] | LIBOR [Member]
Loan Agreement [Abstract]
Margin on variable rate	6.00%
Term of variable rate													3 months
Increase in margin on variable rate if maturity date is extended	1.00%